[SECURITY BENEFIT LIFE INSURANCE COMPANY LOGO]

One Security Benefit Place ● Topeka, Kansas 66636-0001
800.888.2461 ● SecurityBenefit.com

August 13, 2013

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Strategic Asset Allocations, Inc.	0000924211	August 7, 2013
American Century World Mutual Funds, Inc.	0000872825	August 7, 2013
Federated Investment Series Funds, Inc.	0000889388	July 23, 2013
Fidelity Advisor Series I	0000722574	July 24, 2013
General Money Market Fund, Inc.	0000353560	July 31, 2013
Pioneer Series Trust I	0001257951	July 30, 2013
T. Rowe Price Retirement Funds, Inc.	0001177017	July 22, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company